18. INVESTMENTS (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Current	R$ 10,138	R$ 27,796
Cash and cash equivalents	536	891
Non-current	39,788	32,059
TOTAL ASSETS	49,926	59,855
Liabilities
Current	7,913	23,394
Suppliers	2,080	1,801
Non-current	26,122	20,522
Equity	15,891	15,939	R$ 14,330	R$ 12,934
TOTAL LIABILITIES	34,035	43,916
Statement of income
Net sales revenue	25,390	22,266	21,712
Cost of sales	(19,598)	(17,677)	(17,488)
Depreciation and amortization	(815)	(761)	(787)
Gross profit (loss)	5,792	4,589	4,224
General and administrative expenses	(642)	(672)	(763)
Finance income	3,207	1,706	804
Finance expenses	(1,847)	(2,224)	(1,800)
Share of (loss) profit, net, of subsidiaries and joint ventures	125	(104)	(252)
Net income (loss) for the year	3,128	1,742	1,002
COMPREHENSIVE INCOME FOR THE YEAR	2,073	1,279	700
Renova [Member]
Assets
Current	21	1,738	144
Cash and cash equivalents	5	15	25
Non-current	2,309	891	2,786
TOTAL ASSETS	2,330	2,629	2,930
Liabilities
Current	2,928	2,195	1,751
Suppliers			259
Loans and financings - Current	1,507	349
Non-current	493	510	399
Loans and financings - Non-Current	55	64
Equity	(1,091)	(76)	780
TOTAL LIABILITIES	2,330	2,629	2,930
Statement of income
Net sales revenue	98	710	734
Cost of sales	(66)	(834)	(677)
Depreciation and amortization	(9)	(10)	(10)
Gross profit (loss)	32	(124)	57
General and administrative expenses	(660)	(458)	(942)
Provision for loss
Finance income	3	3	12
Finance expenses	(448)	(320)	(470)
Operational profit (loss)	(1,073)	(899)	(1,343)
Share of (loss) profit, net, of subsidiaries and joint ventures	66	49	96
Income tax and social contribution tax	(7)	(6)	107
Net income (loss) for the year	(1,014)	(856)	(1,140)
COMPREHENSIVE INCOME FOR THE YEAR	(1,014)	(856)	(1,140)
Madeira Energia (Santo Antonio plant) [Member]
Assets
Current	750	618	557
Cash and cash equivalents	78	69	55
Non-current	21,680	22,453	23,593
TOTAL ASSETS	22,430	23,071	24,150
Liabilities
Current	1,177	1,281	2,030
Suppliers			203
Loans and financings - Current	73	53
Non-current	17,548	17,134	16,793
Loans and financings - Non-Current	10,925	10,220
Equity	3,705	4,656	5,327
TOTAL LIABILITIES	22,430	23,071	24,150
Statement of income
Net sales revenue	3,198	3,006	2,971
Cost of sales	(2,508)	(2,689)	(1,858)
Depreciation and amortization	(869)	(887)	(838)
Gross profit (loss)	690	317	1,113
General and administrative expenses	(99)	(195)	(817)
Provision for loss
Finance income	131	128	115
Finance expenses	(1,683)	(1,881)	(1,551)
Operational profit (loss)	(961)	(1,631)	(1,140)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	10	(112)	49
Net income (loss) for the year	(951)	(1,743)	(1,091)
COMPREHENSIVE INCOME FOR THE YEAR	(951)	(1,743)	(1,091)
Guanhaes Energia [Member]
Assets
Current	11		8
Cash and cash equivalents	5		4
Non-current	419		223
TOTAL ASSETS	430		231
Liabilities
Current	27		25
Suppliers			12
Loans and financings - Current	12
Non-current	136		155
Loans and financings - Non-Current	127
Equity	267		51
TOTAL LIABILITIES	430		231
Statement of income
Net sales revenue	51
Cost of sales	(38)
Depreciation and amortization	(14)
Gross profit (loss)	13
General and administrative expenses	(5)		(10)
Provision for loss
Finance income	1		1
Finance expenses	(9)		(16)
Operational profit (loss)			(25)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(2)
Net income (loss) for the year	(2)		(25)
COMPREHENSIVE INCOME FOR THE YEAR	(2)		(25)
Alianca Geracao [Member]
Assets
Current	935	791	706
Cash and cash equivalents	435	381	540
Non-current	2,409	2,440	2,593
TOTAL ASSETS	3,344	3,231	3,299
Liabilities
Current	610	564	511
Suppliers
Loans and financings - Current	161	168	98
Non-current	876	809	930
Loans and financings - Non-Current	276	348
Equity	1,858	1,858	1,858
TOTAL LIABILITIES	3,344	3,231	3,299
Statement of income
Net sales revenue	1,103	984	930
Cost of sales	(681)	(599)	(560)
Depreciation and amortization	(151)	(153)	(123)
Gross profit (loss)	422	385	370
General and administrative expenses	(31)	(31)	4
Finance income	39	33	28
Finance expenses	(90)	(89)	(73)
Operational profit (loss)	340	298	329
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(111)	(100)	(114)
Net income (loss) for the year	229	198	215
COMPREHENSIVE INCOME FOR THE YEAR	229	198	215
Amazonia Energia (Belo Monte plant) [Member]
Assets
Current
Cash and cash equivalents
Non-current	1,380	1,360	1,163
TOTAL ASSETS	1,380	1,360	1,163
Liabilities
Current	1	1
Suppliers
Loans and financings - Current
Non-current
Loans and financings - Non-Current
Equity	1,379	1,359	1,163
TOTAL LIABILITIES	1,380	1,360	1,163
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses		(1)	(1)
Finance income		2	2
Finance expenses		(2)
Operational profit (loss)		(1)	1
Share of (loss) profit, net, of subsidiaries and joint ventures	20	105
Income tax and social contribution tax		(1)
Net income (loss) for the year	20	103	1
COMPREHENSIVE INCOME FOR THE YEAR	20	103	1
Baguari Energia [Member]
Assets
Current	60	44	29
Cash and cash equivalents	9	8	5
Non-current	187	201	209
TOTAL ASSETS	247	245	238
Liabilities
Current	16	7	18
Suppliers			10
Loans and financings - Current
Non-current	4	5	6
Loans and financings - Non-Current
Equity	227	233	214
TOTAL LIABILITIES	247	245	238
Statement of income
Net sales revenue	68	74	64
Cost of sales	(23)	(31)	(37)
Depreciation and amortization	(9)	(9)	(9)
Gross profit (loss)	45	43	27
General and administrative expenses
Provision for loss
Finance income	4	3	6
Finance expenses	(1)	(1)
Operational profit (loss)	48	45	33
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(16)	(4)	(11)
Net income (loss) for the year	32	41	22
COMPREHENSIVE INCOME FOR THE YEAR	32	41	22
Lightger [Member]
Assets
Current	87		51
Cash and cash equivalents	69		1
Non-current	124		142
TOTAL ASSETS	211		193
Liabilities
Current	53		31
Suppliers			20
Loans and financings - Current	9
Non-current	63		79
Loans and financings - Non-Current	63
Equity	95		83
TOTAL LIABILITIES	211		193
Statement of income
Net sales revenue	50		42
Cost of sales	(27)		(28)
Depreciation and amortization	(11)		(11)
Gross profit (loss)	23		14
General and administrative expenses	(2)		(2)
Finance income	4		4
Finance expenses	(7)		(9)
Operational profit (loss)	18		7
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(3)		(3)
Net income (loss) for the year	15		4
COMPREHENSIVE INCOME FOR THE YEAR	15		4
Itaocara [Member]
Assets
Current			5
Cash and cash equivalents			5
Non-current			11
TOTAL ASSETS			16
Liabilities
Current			1
Suppliers			1
Loans and financings - Current
Non-current			7
Equity			8
TOTAL LIABILITIES			16
Statement of income
Net sales revenue
Cost of sales			(4)
Depreciation and amortization
Gross profit (loss)			(4)
General and administrative expenses
Finance income
Finance expenses
Operational profit (loss)			(4)
Income tax and social contribution tax
Net income (loss) for the year			(4)
COMPREHENSIVE INCOME FOR THE YEAR			(4)
Central Eolica de Parajuru [Member]
Assets
Current			41
Cash and cash equivalents			35
Non-current			121
TOTAL ASSETS			162
Liabilities
Current			26
Suppliers			1
Non-current			47
Equity			89
TOTAL LIABILITIES			162
Statement of income
Net sales revenue			21
Cost of sales			(16)
Depreciation and amortization			(10)
Gross profit (loss)			5
General and administrative expenses			(2)
Provision for loss
Finance income			3
Finance expenses			(6)
Operational profit (loss)
Income tax and social contribution tax
Net income (loss) for the year
COMPREHENSIVE INCOME FOR THE YEAR
Central Eolica de Morgado [Member]
Assets
Current			11
Cash and cash equivalents			7
Non-current			136
TOTAL ASSETS			147
Liabilities
Current			90
Suppliers			2
Non-current			3
Equity			54
TOTAL LIABILITIES			147
Statement of income
Net sales revenue			14
Cost of sales			(17)
Depreciation and amortization			(10)
Gross profit (loss)			(3)
General and administrative expenses			(1)
Provision for loss
Finance income			2
Finance expenses			(8)
Operational profit (loss)			(10)
Income tax and social contribution tax			(1)
Net income (loss) for the year			(11)
COMPREHENSIVE INCOME FOR THE YEAR			(11)
Central Eolica Volta do Rio [Member]
Assets
Current			16
Cash and cash equivalents			5
Non-current			233
TOTAL ASSETS			249
Liabilities
Current			126
Suppliers			1
Non-current			7
Equity			116
TOTAL LIABILITIES			249
Statement of income
Net sales revenue			22
Cost of sales			(28)
Depreciation and amortization			(17)
Gross profit (loss)			(6)
General and administrative expenses			(3)
Provision for loss
Finance income			3
Finance expenses			(12)
Operational profit (loss)			(18)
Income tax and social contribution tax			(3)
Net income (loss) for the year			(21)
COMPREHENSIVE INCOME FOR THE YEAR			(21)
TAESA [Member]
Assets
Current	3,568	1,927	1,947
Cash and cash equivalents	83	21	57
Non-current	7,662	6,689	6,108
TOTAL ASSETS	11,230	8,616	8,055
Liabilities
Current	996	647	645
Suppliers
Loans and financings - Current	10	11	9
Non-current	5,307	3,397	3,062
Loans and financings - Non-Current	4,159	410
Equity	4,927	4,572	4,348
TOTAL LIABILITIES	11,230	8,616	8,055
Statement of income
Net sales revenue	1,795	1,635	1,077
Cost of sales	(574)	(362)	(198)
Depreciation and amortization	(5)		(1)
Gross profit (loss)	1,221	1,273	879
General and administrative expenses	(122)	(144)	(122)
Finance income	97	63	70
Finance expenses	(356)	(274)	(292)
Operational profit (loss)	840	918	535
Share of (loss) profit, net, of subsidiaries and joint ventures	306	301	168
Income tax and social contribution tax	(144)	(147)	(55)
Net income (loss) for the year	1,002	1,072	648
COMPREHENSIVE INCOME FOR THE YEAR	1,002	1,072	648
Light [Member]
Assets
Current			4,137
Cash and cash equivalents			270
Non-current			10,807
TOTAL ASSETS			14,944
Liabilities
Current			5,493
Suppliers
Loans and financings - Current			1,395
Non-current			6,019
Equity			3,432
TOTAL LIABILITIES			14,944
Statement of income
Net sales revenue			11,315
Cost of sales			(8,869)
Depreciation and amortization			(493)
Gross profit (loss)			2,446
General and administrative expenses			(1,071)
Finance income			100
Finance expenses			(977)
Operational profit (loss)			498
Share of (loss) profit, net, of subsidiaries and joint ventures			(199)
Income tax and social contribution tax			(175)
Net income (loss) for the year			124
COMPREHENSIVE INCOME FOR THE YEAR			124
Centroeste [Member]
Assets
Current	29	19	56
Cash and cash equivalents	27		17
Non-current	35	36	1
TOTAL ASSETS	64	55	57
Liabilities
Current	6	6	4
Suppliers
Loans and financings - Current	3	3	3
Non-current	11	10	13
Loans and financings - Non-Current	8	10
Equity	47	39	40
TOTAL LIABILITIES	64	55	57
Statement of income
Net sales revenue	17	14	15
Cost of sales	(5)	(1)	(4)
Depreciation and amortization	(1)		(1)
Gross profit (loss)	12	13	11
General and administrative expenses	(2)
Finance income	2	1	2
Finance expenses	(2)	(3)	(2)
Operational profit (loss)	10	11	11
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)	(1)
Net income (loss) for the year	9	10	10
COMPREHENSIVE INCOME FOR THE YEAR	9	10	10
Ativas Data Center [Member]
Assets
Current	33	17
Cash and cash equivalents	8	1
Non-current	107	106
TOTAL ASSETS	140	123
Liabilities
Current	24	23
Loans and financings - Current	13	9
Non-current	34	16
Loans and financings - Non-Current	31	13
Equity	82	84
TOTAL LIABILITIES	140	123
Statement of income
Net sales revenue	83	70
Cost of sales	(75)	(72)
Depreciation and amortization	(18)
Gross profit (loss)	8	(2)
General and administrative expenses	(7)	(16)
Finance income
Finance expenses	(3)	(3)
Operational profit (loss)	(2)	(21)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year	(2)	(21)
COMPREHENSIVE INCOME FOR THE YEAR	(2)	(21)
Axxiom Solucoes Tecnologicas [Member]
Assets
Current	34		46
Cash and cash equivalents	7		3
Non-current	26		11
TOTAL ASSETS	60		57
Liabilities
Current	28		29
Suppliers			1
Loans and financings - Current	8		5
Non-current	5		4
Loans and financings - Non-Current
Equity	27		24
TOTAL LIABILITIES	60		57
Statement of income
Net sales revenue	53		43
Cost of sales	(54)		(55)
Depreciation and amortization	(2)		(2)
Gross profit (loss)	(1)		(12)
General and administrative expenses	(11)		(7)
Finance income			1
Finance expenses	(2)		(1)
Operational profit (loss)	(14)		(19)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	5		6
Net income (loss) for the year	(9)		(13)
COMPREHENSIVE INCOME FOR THE YEAR	(9)		(13)
Hidreletrica Cachoeirao [Member]
Assets
Current	35	23	51
Cash and cash equivalents	30	18	46
Non-current	82	85	87
TOTAL ASSETS	117	108	138
Liabilities
Current	7	8	10
Suppliers			1
Loans and financings - Current
Non-current			10
Loans and financings - Non-Current
Equity	110	100	118
TOTAL LIABILITIES	117	108	138
Statement of income
Net sales revenue	38	50	39
Cost of sales	(17)	(29)	(17)
Depreciation and amortization	(3)	(3)	(4)
Gross profit (loss)	21	21	22
General and administrative expenses
Provision for loss
Finance income	1	1	4
Finance expenses			(2)
Operational profit (loss)	22	22	24
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(2)	(2)	(3)
Net income (loss) for the year	20	20	21
COMPREHENSIVE INCOME FOR THE YEAR	20	20	21
Hidreletrica Pipoca [Member]
Assets
Current	11	12	15
Cash and cash equivalents	2	4	6
Non-current	89	95	95
TOTAL ASSETS	100	107	110
Liabilities
Current	11	11	18
Suppliers			6
Loans and financings - Current	7	7
Non-current	26	33	39
Loans and financings - Non-Current	26	33
Equity	63	63	53
TOTAL LIABILITIES	100	107	110
Statement of income
Net sales revenue	30	29	29
Cost of sales	(15)	(12)	(18)
Depreciation and amortization	(3)	(3)	(3)
Gross profit (loss)	15	17	11
General and administrative expenses			(1)
Provision for loss
Finance income			2
Finance expenses	(3)	(4)	(5)
Operational profit (loss)	12	13	7
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)	(1)	(2)
Net income (loss) for the year	11	12	5
COMPREHENSIVE INCOME FOR THE YEAR	11	12	5
Retiro Baixo [Member]
Assets
Current	68	47	23
Cash and cash equivalents	56	36	14
Non-current	343	354	366
TOTAL ASSETS	411	401	389
Liabilities
Current	34	32	27
Suppliers			3
Loans and financings - Current	14	14
Non-current	77	91	104
Loans and financings - Non-Current	68	82
Equity	300	278	258
TOTAL LIABILITIES	411	401	389
Statement of income
Net sales revenue	70	71	67
Cost of sales	(30)	(29)	(34)
Depreciation and amortization	(9)	(10)	(10)
Gross profit (loss)	40	42	33
General and administrative expenses	(4)	(4)
Provision for loss
Finance income	3	2	3
Finance expenses	(8)	(11)	(11)
Operational profit (loss)	31	29	25
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(3)	(3)	(3)
Net income (loss) for the year	28	26	22
COMPREHENSIVE INCOME FOR THE YEAR	28	26	22
Alianca Norte (Belo Monte plant) [Member]
Assets
Current	1		1
Cash and cash equivalents	1
Non-current	1,266	1,247	1,065
TOTAL ASSETS	1,267	1,247	1,066
Liabilities
Current	1
Suppliers
Loans and financings - Current
Non-current
Loans and financings - Non-Current
Equity	1,266	1,247	1,066
TOTAL LIABILITIES	1,267	1,247	1,066
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses	(2)	(3)	(1)
Finance income		1
Finance expenses		(1)
Operational profit (loss)	(2)	(3)	(1)
Share of (loss) profit, net, of subsidiaries and joint ventures	19	97
Income tax and social contribution tax
Net income (loss) for the year	17	94	(1)
COMPREHENSIVE INCOME FOR THE YEAR	R$ 17	R$ 94	(1)
RME [Member]
Assets
Current			2
Cash and cash equivalents			1
Non-current			451
TOTAL ASSETS			453
Liabilities
Current
Suppliers
Loans and financings - Current
Non-current
Equity			453
TOTAL LIABILITIES			453
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses			(1)
Finance income			16
Finance expenses
Operational profit (loss)			15
Income tax and social contribution tax
Net income (loss) for the year			15
COMPREHENSIVE INCOME FOR THE YEAR			R$ 15